SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013		Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Accounting Policies [Line Items]
Money market accounts - cash equivalents		$ 17,622,598			$ 16,936,013
Cash		1,305,329	[1]		2,759,662	[1]
Total	$ 20,157,708	$ 18,927,927		$ 23,810,073	$ 19,695,675		$ 18,737,888

[1]	Consists of cash deposits at various major banks.